Investments - Additional Information (Detail) (Stannica LLC, USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Stannica LLC
Schedule of Investments [Line Items]
Carrying value of unconsolidated investment	$ 5.8	$ 5.5